Income Taxes (Components of Net Deferred Tax Assets (Liabilities)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019	Mar. 31, 2018
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards	[1]	¥ 151,383		¥ 163,264
Valuation allowance		129,150	[1]	165,278	[1]	¥ 158,581	¥ 163,358
Mizuho Securities Company Limited
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards		85,001		101,498
Valuation allowance		¥ 56,928		¥ 86,591

[1]	The amount includes ¥101,498 million and ¥85,001 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2020 and 2021, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥86,591 million and ¥56,928 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.